DoubleLine Emerging Markets Fixed Income Fund

Schedule of Investments

December 31, 2023 (Unaudited)

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
Foreign Corporate Bonds - 79.0%

Brazil - 12.0%
505,000	Banco do Estado do Rio Grande do Sul S.A. (5 Year CMT Rate + 4.93%)	5.38	% (a)	1/28/2031	473,598
2,300,000	Banco do Estado do Rio Grande do Sul S.A. (5 Year CMT Rate + 4.93%)	5.38%		1/28/2031	2,156,983
500,000	Braskem Netherlands Finance B.V.	7.25%		2/13/2033	421,577
7,700,000	Braskem Netherlands Finance B.V. (5 Year CMT Rate + 8.22%)	8.50%		1/23/2081	6,629,238
2,500,000	BRF S.A.	4.88%		1/24/2030	2,201,848
7,200,000	Cosan Overseas Ltd.	8.25	% (b)	2/5/2024	7,180,294
4,350,000	CSN Resources S.A.	5.88%		4/8/2032	3,787,389
3,972,078	Guara Norte SARL	5.20%		6/15/2034	3,622,945
1,929,352	Invepar Holdings	0.00	% (c)(d)	12/30/2028	—
1,700,000	Itau Unibanco Holding S.A. (5 Year CMT Rate + 3.22%)	4.63	% (b)	2/27/2025	1,496,720
700,000	JBS USA Luxembourg S.A.	3.00%		2/2/2029	616,332
7,846,000	MARB BondCo PLC	3.95%		1/29/2031	6,378,202
1,436,927	MC Brazil Downstream Trading SARL	7.25%		6/30/2031	1,127,902
5,500,000	Minerva Luxembourg S.A.	4.38%		3/18/2031	4,540,001
1,100,000	Minerva Luxembourg S.A.	8.88	% (a)	9/13/2033	1,164,948
1,600,000	Minerva Luxembourg S.A.	8.88%		9/13/2033	1,694,470
1,000,000	Movida Europe S.A.	5.25%		2/8/2031	869,204
6,773,424	MV24 Capital B.V.	6.75%		6/1/2034	6,345,447
250,000	NBM US Holdings, Inc.	6.63%		8/6/2029	245,349
975,000	Simpar Europe S.A.	5.20%		1/26/2031	845,642
850,000	Unigel Luxembourg S.A.	8.75	% (c)	10/1/2026	233,759

					52,031,848

Chile - 9.3%
1,000,000	AES Andes S.A. (5 Year CMT Rate + 4.92%)	6.35%		10/7/2079	941,755
4,800,000	AES Andes S.A. (5 Year Swap Rate USD + 4.64%)	7.13	% (a)	3/26/2079	4,615,752
4,803,000	AES Andes S.A. (5 Year Swap Rate USD + 4.64%)	7.13%		3/26/2079	4,618,637
1,000,000	Agrosuper S.A.	4.60	% (a)	1/20/2032	861,007
2,373,000	Agrosuper S.A.	4.60%		1/20/2032	2,043,169
2,900,000	CAP S.A.	3.90	% (a)	4/27/2031	2,259,100
6,000,000	CAP S.A.	3.90%		4/27/2031	4,674,000
12,135,000	Chile Electricity PEC S.p.A.	0.00	% (a)	1/25/2028	9,701,533
2,629,000	Empresa Electrica Angamos S.A.	4.88%		5/25/2029	2,368,203
3,061,912	Empresa Electrica Cochrane S.p.A.	5.50%		5/14/2027	2,904,851
4,400,000	Inversiones La Construccion S.A.	4.75%		2/7/2032	3,720,778
1,800,000	VTR Comunicaciones S.p.A.	5.13%		1/15/2028	901,881
3,100,000	VTR Finance NV	6.38%		7/15/2028	811,614

					40,422,280

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $

Colombia - 10.4%
1,196,248	AI Candelaria Spain S.A.	7.50%		12/15/2028	1,134,868
3,800,000	AI Candelaria Spain S.A.	5.75	% (a)	6/15/2033	2,950,472
7,100,000	AI Candelaria Spain S.A.	5.75%		6/15/2033	5,512,724
2,850,000	Banco Davivienda S.A. (10 Year CMT Rate + 5.10%)	6.65	% (a)(b)	4/22/2031	2,041,312
400,000	Banco GNB Sudameris S.A. (5 Year CMT Rate + 4.56%)	7.05%		4/3/2027	389,263
10,100,000	Bancolombia S.A. (5 Year CMT Rate + 2.94%)	4.63%		12/18/2029	9,370,122
4,913,000	Canacol Energy Ltd.	5.75%		11/24/2028	3,587,652
7,000,000	Empresas Publicas de Medellin ESP	4.25%		7/18/2029	5,973,671
4,392,000	Empresas Publicas de Medellin ESP	4.38%		2/15/2031	3,597,178
1,274,000	Fideicomiso P.A. Pacifico Tres	8.25%		1/15/2035	1,215,872
1,984,000	Geopark Ltd.	5.50%		1/17/2027	1,758,504
8,469,000	Gran Tierra Energy, Inc.	9.50	% (a)	10/15/2029	7,443,701

					44,975,339

Dominican Republic - 0.8%
4,000,000	AES Andres B.V.	5.70	% (a)	5/4/2028	3,646,640

Guatemala - 3.9%
3,550,000	Banco Industrial S.A. (5 Year CMT Rate + 4.44%)	4.88%		1/29/2031	3,344,297
6,231,000	CT Trust	5.13%		2/3/2032	5,452,480
3,974,400	Millicom International Cellular S.A.	6.63%		10/15/2026	3,899,105
1,890,000	Millicom International Cellular S.A.	5.13%		1/15/2028	1,762,405
2,700,000	Millicom International Cellular S.A.	6.25%		3/25/2029	2,561,667

					17,019,954

India - 10.0%
3,390,000	Adani Electricity Mumbai Ltd.	3.95%		2/12/2030	2,779,866
3,426,000	Adani Electricity Mumbai Ltd.	3.87%		7/22/2031	2,664,604
2,840,000	Adani International Container Terminal Private Ltd.	3.00	% (a)	2/16/2031	2,331,246
4,015,938	Adani International Container Terminal Private Ltd.	3.00%		2/16/2031	3,296,527
2,400,000	Adani Ports & Special Economic Zone Ltd.	4.00%		7/30/2027	2,139,732
400,000	Adani Ports & Special Economic Zone Ltd.	4.20%		8/4/2027	359,736
900,000	Adani Ports & Special Economic Zone Ltd.	4.38%		7/3/2029	789,744
4,450,000	Adani Ports & Special Economic Zone Ltd.	3.10%		2/2/2031	3,399,711
1,900,000	Adani Ports & Special Economic Zone Ltd.	3.83%		2/2/2032	1,474,670
2,300,000	Adani Transmission Step-One Ltd.	4.00%		8/3/2026	2,112,171
1,491,500	Adani Transmission Step-One Ltd.	4.25%		5/21/2036	1,203,745
322,000	JSW Hydro Energy Ltd.	4.13%		5/18/2031	280,908
3,200,000	JSW Steel Ltd.	5.05%		4/5/2032	2,759,398
900,000	Network i2i Ltd. (5 Year CMT Rate + 4.27%)	5.65	% (b)	1/15/2025	891,387
8,000,000	UPL Corporation Ltd.	4.63%		6/16/2030	6,694,644
4,800,000	Vedanta Resources Finance PLC	9.25	% (a)	4/23/2026	2,948,487
10,900,000	Vedanta Resources Ltd.	6.13%		8/9/2024	7,258,354

					43,384,930

Indonesia - 7.9%
3,100,000	Freeport Indonesia PT	5.32	% (a)	4/14/2032	3,047,548
500,000	Freeport Indonesia PT	5.32%		4/14/2032	491,540

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
200,000	Freeport-McMoRan, Inc.	4.38%		8/1/2028	192,232
4,500,000	Freeport-McMoRan, Inc.	4.63%		8/1/2030	4,404,135
4,600,000	Indonesia Asahan Aluminium Persero PT	5.45%		5/15/2030	4,645,954
6,839,100	LLPL Capital Pte Ltd.	6.88	% (a)	2/4/2039	6,600,620
3,379,320	LLPL Capital Pte Ltd.	6.88%		2/4/2039	3,261,483
3,500,000	Minejesa Capital B.V.	4.63%		8/10/2030	3,329,375
9,500,000	Minejesa Capital B.V.	5.63%		8/10/2037	8,347,080

					34,319,967

Israel - 1.3%
4,500,000	Bank Hapoalim B.M.	3.26	% (a)(e)	1/21/2032	3,911,805
2,000,000	Bank Leumi (5 Year CMT Rate + 1.63%)	3.28	% (a)	1/29/2031	1,812,900

					5,724,705

Jamaica - 0.1%
395,373	Digicel Group Holdings Ltd.	0.00	% (a)(d)	12/31/2030	362,304
1,260,282	Digicel Group Holdings Ltd.	0.00	% (a)(d)	12/31/2030	105,348
70,304	Digicel Group Holdings Ltd.	0.00	% (a)(d)	12/31/2030	62,459
3,187,632	Digicel Group Holdings Ltd.	0.00	% (a)(d)	12/31/2030	—

					530,111

Kuwait - 0.2%
1,000,000	MEGlobal Canada ULC	5.00%		5/18/2025	989,950

Mexico - 7.9%
1,000,000	Banco Mercantil del Norte S.A. (10 Year CMT Rate + 5.03%)	6.63	% (b)	1/24/2032	852,000
4,400,000	Banco Mercantil del Norte S.A. (10 Year CMT Rate + 5.35%)	7.63	% (b)	1/10/2028	4,233,379
5,000,000	Banco Mercantil del Norte S.A. (10 Year CMT Rate + 5.47%)	7.50	% (a)(b)	6/27/2029	4,723,811
9,200,000	BBVA Bancomer S.A. (5 Year CMT Rate + 2.65%)	5.13%		1/18/2033	8,342,974
2,300,000	BBVA Bancomer S.A. (5 Year CMT Rate + 4.31%)	5.88%		9/13/2034	2,173,137
200,000	BBVA Bancomer S.A. (5 Year CMT Rate + 4.66%)	8.45%		6/29/2038	213,423
2,400,000	Braskem Idesa SAPI	6.99%		2/20/2032	1,407,206
300,000	CEMEX S.A.B. de C.V. (5 Year CMT Rate + 5.16%)	9.13	% (a)(b)	3/14/2028	319,875
9,600,000	CEMEX, S.A.B de C.V. (5 Year CMT Rate + 4.53%)	5.13	% (b)	6/8/2026	9,112,140
5,200,000	Credito Real S.A.B. de C.V. (5 Year CMT Rate + 7.03%)	9.13	% (b)(c)	11/29/2027	96,200
500,000	Industrias Penoles SAB de CV	4.15%		9/12/2029	467,268
4,600,000	Mexarrend SAPI de C.V.	10.25	% (a)(c)	7/24/2024	1,024,650
1,383,079	Mexico Generadora de Energia S. de R.L.	5.50%		12/6/2032	1,348,985
16,033,000	Unifin Financiera S.A.B. de C.V. (5 Year CMT Rate + 6.31%)	8.88	% (b)(c)	1/29/2025	81,768

					34,396,816

Panama - 2.4%
200,000	Banistmo S.A.	4.25%		7/31/2027	181,711
3,650,000	C&W Senior Financing	6.88%		9/15/2027	3,404,318
2,650,000	Global Bank Corporation (3 Month LIBOR USD + 3.30%)	5.25	% (g)	4/16/2029	2,374,983
4,683,862	UEP Penonome S.A.	6.50	% (a)	10/1/2038	3,572,950
1,342,648	UEP Penonome S.A.	6.50%		10/1/2038	1,024,201

					10,558,163

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $

Paraguay - 1.1%
2,224,000	Frigorifico Concepcion S.A.	7.70%		7/21/2028	1,884,896
4,051,666	Rutas 2 and 7 Finance Ltd.	0.00%		9/30/2036	2,697,295

					4,582,191

Peru - 6.7%
200,000	Banco de Credito del Peru S.A. (5 Year CMT Rate + 2.45%)	3.25%		9/30/2031	183,098
6,000,000	Banco de Credito del Peru S.A. (5 Year CMT Rate + 3.00%)	3.13%		7/1/2030	5,712,385
12,172,000	Banco Internacional del Peru S.A.A. Interbank (5 Year CMT Rate + 3.71%)	4.00%		7/8/2030	11,665,401
2,500,000	Compania de Minas Buenaventura S.A.A.	5.50%		7/23/2026	2,388,854
5,604,000	Inkia Energy Ltd.	5.88%		11/9/2027	5,359,141
300,000	Intercorp Financial Services, Inc.	4.13%		10/19/2027	274,478
1,225,000	Nexa Resources S.A.	5.38%		5/4/2027	1,196,681
2,310,000	Orazul Energy Peru S.A.	5.63%		4/28/2027	2,179,393

					28,959,431

Singapore - 2.8%
1,000,000	DBS Group Holdings Ltd. (5 Year CMT Rate + 1.10%)	1.82%		3/10/2031	927,590
5,000,000	Oversea-Chinese Banking Corporation Ltd. (5 Year CMT Rate + 1.58%)	1.83%		9/10/2030	4,705,211
7,000,000	United Overseas Bank Ltd. (5 Year CMT Rate + 1.52%)	1.75%		3/16/2031	6,463,088

					12,095,889

South Africa - 1.6%
200,000	Gold Fields Orogen Holdings BVI Ltd.	5.13%		5/15/2024	198,907
1,200,000	Sasol Financing USA LLC	4.38%		9/18/2026	1,118,874
6,500,000	Sasol Financing USA LLC	5.50%		3/18/2031	5,481,834

					6,799,615

United Arab Emirates - 0.1%
594,768	Galaxy Pipeline Assets Bidco Ltd.	2.16	% (a)	3/31/2034	517,378

Vietnam - 0.5%
2,536,298	Mong Duong Finance Holdings B.V.	5.13%		5/7/2029	2,361,871

Total Foreign Corporate Bonds (Cost $400,490,790)					343,317,078

Foreign Government Bonds, Foreign Agencies and Foreign Government Sponsored Corporations - 19.4%

Brazil - 1.4%
6,400,000	Banco do Brasil S.A. (10 Year CMT Rate + 4.40%)	6.25	% (b)	4/15/2024	6,260,672

Colombia - 4.1%
2,000,000	Colombia Government International Bond	5.00%		6/15/2045	1,558,730
5,100,000	Colombia Government International Bond	4.13%		5/15/2051	3,406,491
5,000,000	Ecopetrol S.A.	4.63%		11/2/2031	4,247,006
800,000	Ecopetrol S.A.	5.88%		5/28/2045	632,812
10,300,000	Ecopetrol S.A.	5.88%		11/2/2051	7,804,671

					17,649,710

Mexico - 6.9%
8,400,000	Banco Nacional de Comercio Exterior (5 Year CMT Rate + 2.00%)	2.72%		8/11/2031	7,177,613

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
11,000,000	Mexico Government International Bond	4.40%		2/12/2052	8,739,931
9,000,000	Mexico Government International Bond	6.34%		5/4/2053	9,184,681
7,400,000	Petroleos Mexicanos	6.75%		9/21/2047	4,851,262

					29,953,487

Panama - 2.4%
1,500,000	Panama Government International Bond	4.30%		4/29/2053	1,008,506
2,000,000	Panama Government International Bond	4.50%		4/1/2056	1,348,181
13,700,000	Panama Government International Bond	3.87%		7/23/2060	8,239,548

					10,596,235

Paraguay - 0.5%
2,776,768	Bioceanico Sovereign Certificate Ltd.	0.00%		6/5/2034	1,989,578

Peru - 1.7%
1,400,000	Corporacion Financiera de Desarrollo S.A. (3 Month LIBOR USD + 5.61%)	5.25	% (g)	7/15/2029	1,388,303
888,479	Lima Metro Finance Ltd.	5.88%		7/5/2034	879,996
4,700,000	Petroleos del Peru S.A.	4.75%		6/19/2032	3,377,883
2,800,000	Petroleos del Peru S.A.	5.63%		6/19/2047	1,727,530

					7,373,712

Saudi Arabia - 1.5%
4,000,000	EIG Pearl Holdings SARL	3.55%		8/31/2036	3,493,592
4,000,000	Saudi Government International Bond	3.45%		2/2/2061	2,822,224

					6,315,816

South Africa - 0.9%
4,200,000	Republic of South Africa Government Bond	4.30%		10/12/2028	3,937,752

Total Foreign Government Bonds, Foreign Agencies and Foreign Government Sponsored Corporations (Cost $100,744,635) 84,076,962

Short Term Investments - 0.2%
331,849	First American Government Obligations Fund - Class U	5.30	% (f)		331,849
331,850	JP Morgan U.S. Government Money Market Fund - Institutional Share Class	5.29	% (f)		331,850
331,850	Morgan Stanley Institutional Liquidity Funds Government Portfolio - Institutional Share Class	5.27	% (f)		331,850

Total Short Term Investments (Cost $995,549)					995,549

Total Investments - 98.6% (Cost $502,230,974)					428,389,589
Other Assets in Excess of Liabilities-1.4%					5,918,075

NET ASSETS - 100.0%					$434,307,664

(a)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional buyers.

(b)	Perpetual maturity. The date disclosed is the next call date of the security.

(c)	Security is in default or has failed to make a scheduled payment. Income is not being accrued.

(d)	Value determined using significant unobservable inputs.

(e)

Coupon rate is variable based on the weighted average coupon of the underlying collateral. To the extent the weighted average coupon of the underlying assets which comprise the collateral increases or decreases, the coupon rate of this security will increase or decrease correspondingly. The rate disclosed is as of period end.

(f)	Seven-day yield as of period end

(g)	Securities referencing LIBOR are expected to transition to an alternative reference rate by the security’s next scheduled coupon reset date.

INVESTMENT BREAKDOWN as a % of Net Assets:

Utilities	19.5%
Foreign Government Bonds, Foreign Agencies and Foreign Government Sponsored Corporations	19.4%
Banking	18.0%
Mining	7.9%
Transportation	6.8%
Consumer Products	6.6%
Energy	5.5%
Telecommunications	4.6%
Building and Development (including Steel/Metals)	3.7%
Chemicals/Plastics	3.1%
Chemical Products	2.2%
Finance	1.1%
Short Term Investments	0.2%
Other Assets and Liabilities	1.4%

100.0%

COUNTRY BREAKDOWN as a % of Net Assets:

Mexico	14.8%
Colombia	14.5%
Brazil	13.4%
India	10.0%
Chile	9.3%
Peru	8.4%
Indonesia	7.9%
Panama	4.8%
Guatemala	3.9%
Singapore	2.8%
South Africa	2.5%
Paraguay	1.6%
Saudi Arabia	1.5%
Israel	1.3%
Dominican Republic	0.8%
Vietnam	0.5%
United States	0.2%
Kuwait	0.2%
Jamaica	0.1%
United Arab Emirates	0.1%
Other Assets and Liabilities	1.4%

100.0%

Notes to Schedule of Investments

December 31, 2023 (Unaudited)

1. Organization

DoubleLine Funds Trust, a Delaware statutory trust (the “Trust”), is an open-end investment management company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust consists of 17 funds, the DoubleLine Total Return Bond Fund, DoubleLine Core Fixed Income Fund, DoubleLine Emerging Markets Fixed Income Fund, DoubleLine Low Duration Bond Fund, DoubleLine Floating Rate Fund, DoubleLine Shiller Enhanced CAPE®, DoubleLine Flexible Income Fund, DoubleLine Low Duration Emerging Markets Fixed Income Fund, DoubleLine Long Duration Total Return Bond Fund, DoubleLine Strategic Commodity Fund, DoubleLine Global Bond Fund, DoubleLine Infrastructure Income Fund, DoubleLine Shiller Enhanced International CAPE®, DoubleLine Emerging Markets Local Currency Bond Fund, DoubleLine Income Fund and DoubleLine Multi-Asset Trend Fund (each, a “Fund” and, collectively, the “Funds”), along with DoubleLine Selective Credit Fund.

Each Fund is classified as a diversified fund under the 1940 Act, except the DoubleLine Global Bond Fund and the DoubleLine Emerging Markets Local Currency Bond Fund, which are classified as non-diversified funds. Currently under the 1940 Act, a diversified fund generally may not, with respect to 75% of its total assets, invest more than 5% of its total assets in the securities of any one issuer or own more than 10% of the outstanding voting securities of such issuer (except, in each case, U.S. Government securities, cash, cash items and the securities of other investment companies). The remaining 25% of a fund’s total assets is not subject to this limitation.

The Funds’ investment objectives and dates each share class commenced operations are as follows:

Commencement of Operations
Fund Name	Investment Objective	I Shares	N Shares	A Shares	R6 Shares
DoubleLine Total Return Bond Fund	Maximize total return	4/6/2010	4/6/2010	—	7/31/2019
DoubleLine Core Fixed Income Fund	Maximize current income and total return	6/1/2010	6/1/2010	—	7/31/2019
DoubleLine Emerging Markets Fixed Income Fund	Seek high total return from current income and capital appreciation	4/6/2010	4/6/2010	—	—
DoubleLine Low Duration Bond Fund	Seek current income	9/30/2011	9/30/2011	—	7/31/2019
DoubleLine Floating Rate Fund	Seek a high level of current income	2/1/2013	2/1/2013	—	—
DoubleLine Shiller Enhanced CAPE®	Seek total return which exceeds the total return of its benchmark index over a full market cycle	10/31/2013	10/31/2013	—	7/31/2019
DoubleLine Flexible Income Fund	Seek long-term total return while striving to generate current income	4/7/2014	4/7/2014	—	7/31/2019
DoubleLine Low Duration Emerging Markets Fixed Income Fund	Seek long-term total return	4/7/2014	4/7/2014	—	—
DoubleLine Long Duration Total Return Bond Fund	Seek long-term total return	12/15/2014	12/15/2014	—	—
DoubleLine Strategic Commodity Fund (Consolidated)	Seek long-term total return	5/18/2015	5/18/2015	—	—
DoubleLine Global Bond Fund	Seek long-term total return	12/17/2015	12/17/2015	—	—
DoubleLine Infrastructure Income Fund	Seek long-term total return while striving to generate current income	4/1/2016	4/1/2016	—	—
DoubleLine Shiller Enhanced International CAPE®	Seek total return which exceeds the total return of its benchmark index over a full market cycle	12/23/2016	12/23/2016	—	—
DoubleLine Emerging Markets Local Currency Bond Fund	Seek high total return from current income and capital appreciation	6/28/2019	6/28/2019	—	—
DoubleLine Income Fund	Maximize total return through investment principally in income-producing securities	9/3/2019	9/3/2019	—	—
DoubleLine Multi-Asset Trend Fund (Consolidated)	Seek total return (capital appreciation and current income) which exceeds the total return of its benchmark index over a full market cycle	2/26/2021	2/26/2021	—	—

2. Significant Accounting Policies

Each Fund is an investment company that applies the accounting and reporting guidance issued in Topic 946, Financial Services—Investment Companies, by the Financial Accounting Standards Board (“FASB”). The following is a summary of the significant accounting policies of the Funds. These policies are in conformity with accounting principles generally accepted in the United States of America (“US GAAP”).

A. Security Valuation. The Funds have adopted US GAAP fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs during the period. These inputs are summarized in the three broad levels listed below:

•	Level 1—Unadjusted quoted market prices in active markets for identical securities
•	Level 2—Quoted prices for identical or similar assets in markets that are not active, or inputs derived from observable market data
•	Level 3—Significant unobservable inputs (including the reporting entity’s estimates and assumptions)

Valuations for domestic and foreign fixed income securities are normally determined on the basis of evaluations provided by independent pricing services. Vendors typically value such securities based on one or more inputs described in the following table which is not intended to be a complete list. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed income securities in which the Funds are authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income securities. Securities that use similar valuation techniques and inputs as described in the following table are categorized as Level 2 of the fair value hierarchy. To the extent the significant inputs are unobservable, the values generally would be categorized as Level 3. Assets and liabilities may be transferred between levels.

Fixed-income class	Examples of Inputs
All	Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)
Corporate bonds and notes; convertible securities	Standard inputs and underlying equity of the issuer
US bonds and notes of government and government agencies	Standard inputs
Residential and commercial mortgage-backed obligations; asset-backed obligations (including collateralized loan obligations)	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information, trustee reports
Bank loans	Standard inputs

Investments in registered open-end management investment companies will be valued based upon the net asset value (“NAV”) of such investments and are categorized as Level 1 of the fair value hierarchy.

Common stocks, exchange-traded funds and financial derivative instruments, such as futures contracts or options contracts, that are traded on a national securities or commodities exchange, are typically valued at the last reported sales price, in the case of common stocks and exchange-traded funds, or, in the case of futures contracts or options contracts, the settlement price determined by the relevant exchange. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Over-the-counter financial derivative instruments, such as forward currency exchange contracts, options contracts, or swap agreements, derive their values from underlying asset prices, indices, reference rates, other inputs or a combination of these factors. These instruments are normally valued on the basis of valuations obtained from counterparties, published index closing levels or evaluated prices supplied by independent pricing services, some or all of which may be based on market data from trading on exchanges that closed significantly before the time as of which a Fund calculates its NAV. Forward foreign currency contracts are generally valued based on rates provided by independent data providers. Exchange traded futures and options on futures are generally valued at the settlement price determined by the relevant exchange on which they principally trade, and exchange traded options are generally valued at the last trade price on the exchange on which they principally trade. A Fund does not normally take into account trading, clearances or settlements that take place after the close of the principal exchange or market on which such securities are traded. Depending on the instrument and the terms of the transaction, the value of the derivative instruments can be estimated by a pricing service provider using a series of techniques, such as simulation pricing models. The pricing models use issuer details and other inputs that are observed from actively quoted markets such as indices, spreads, interest rates, curves, dividends and exchange rates. Derivatives that use similar valuation techniques and inputs as described above are normally categorized as Level 2 of the fair value hierarchy.

The Board of Trustees (the “Board”) has adopted a pricing and valuation policy for use by each Fund and its Valuation Designee (as defined below) in calculating each Fund’s NAV. Pursuant to Rule 2a-5 under the 1940 Act, each Fund has designated its primary investment adviser, either DoubleLine Capital LP (“DoubleLine Capital”) or DoubleLine Alternatives LP (“DoubleLine Alternatives”) (each, an “Adviser” and collectively, the “Advisers”), as applicable, as the “Valuation Designee” to perform all of the fair value determinations as well as to perform all of the responsibilities that may be performed by the Valuation Designee in accordance with Rule 2a-5. Each Adviser, as Valuation Designee, is authorized to make all necessary determinations of the fair values of portfolio securities and other assets for which market quotations are not readily available or if it is deemed that the prices obtained from brokers and dealers or independent pricing services are unreliable.

The following is a summary of the fair valuations according to the inputs used to value the Fund's investments as of December 31, 2023:

Category	DoubleLine Total Return Bond Fund	DoubleLine Core Fixed Income Fund	DoubleLine Emerging Markets Fixed Income Fund	DoubleLine Low Duration Bond Fund	DoubleLine Floating Rate Fund	DoubleLine Shiller Enhanced CAPE®
Investments in Securities
Level 1
Short Term Investments	$385,668,763	$1,179,050,516	$995,549	$101,279,049	$12,888,281	$155,671,242
Affiliated Mutual Funds	—	450,698,184	—	—	—	—
Warrants	—	7,919	—	—	—	—
Total Level 1	385,668,763	1,629,756,619	995,549	101,279,049	12,888,281	155,671,242
Level 2
US Government and Agency Mortgage Backed Obligations	15,915,342,077	1,463,020,669	—	168,518,137	—	98,729,518
Non-Agency Residential Collateralized Mortgage Obligations	8,145,756,691	779,206,918	—	736,763,147	—	437,160,115
Non-Agency Commercial Mortgage Backed Obligations	2,240,264,590	363,165,349	—	759,303,806	—	421,772,772
US Government and Agency Obligations	1,968,200,082	1,554,827,501	—	1,262,036,593	—	871,365,002
Asset Backed Obligations	1,352,938,110	247,636,720	—	382,134,595	—	284,417,546
Collateralized Loan Obligations	1,020,039,072	260,583,256	—	889,265,171	2,002,441	647,956,913
US Corporate Bonds	—	1,047,935,433	—	388,203,198	4,841,988	264,572,313
Foreign Corporate Bonds	—	390,467,457	342,786,967	461,381,293	—	208,113,759
Bank Loans	—	220,824,544	—	191,072,088	154,456,072	198,665,208
Foreign Government Bonds, Foreign Agencies and Foreign Government Sponsored Corporations	—	72,774,006	84,076,962	111,108,599	—	33,066,453
Municipal Bonds	—	5,604,279	—	—	—	—
Escrow Notes	—	6,365	—	—	—	—
Short Term Investments	—	—	—	82,390,981	—	205,583,485
Total Level 2	30,642,540,622	6,406,052,497	426,863,929	5,432,177,608	161,300,501	3,671,403,084
Level 3
Non-Agency Residential Collateralized Mortgage Obligations	249,219,181	703,045	—	385,461	—	9,993,174
Asset Backed Obligations	25,453,209	796,549	—	25,170,000	—	—
Collateralized Loan Obligations	494,317	2,392,583	—	—	—	—
Common Stocks	—	798,577	—	—	219,943	70,553
Bank Loans	—	485,048	—	—	388,418	—
Foreign Corporate Bonds	—	298,849	530,111	258,464	—	112,981
Non-Agency Commercial Mortgage Backed Obligations	—	—	—	—	—	6,752,087
Total Level 3	275,166,707	5,474,651	530,111	25,813,925	608,361	16,928,795
Total	$31,303,376,092	$8,041,283,767	$428,389,589	$5,559,270,582	$174,797,143	$3,844,003,121

Category	DoubleLine Total Return Bond Fund	DoubleLine Core Fixed Income Fund	DoubleLine Emerging Markets Fixed Income Fund	DoubleLine Low Duration Bond Fund	DoubleLine Floating Rate Fund	DoubleLine Shiller Enhanced CAPE®
Other Financial Instruments
Level 1
Futures Contracts	$153,451,427	$20,351,282	$—	$—	$—	$—
Total Level 1	153,451,427	20,351,282	—	—	—	—
Level 2
Excess Return Swaps	—	—	—	—	—	380,812,045
Unfunded Loan Commitments	—	390	—	—	284	—
Total Level 2	—	390	—	—	284	380,812,045
Level 3	—	—	—	—	—	—
Total	$153,451,427	$20,351,672	$—	$—	$284	$380,812,045

Category	DoubleLine Flexible Income Fund	DoubleLine Low Duration Emerging Markets Fixed Income Fund	DoubleLine Long Duration Total Return Bond Fund	DoubleLine Strategic Commodity Fund (Consolidated)	DoubleLine Global Bond Fund	DoubleLine Infrastructure Income Fund
Investments in Securities
Level 1
Short Term Investments	$38,090,868	$329	$985,533	$3,541,362	$2,930,838	$12,217,879
Warrants	892	—	—	—	—	—
Total Level 1	38,091,760	329	985,533	3,541,362	2,930,838	12,217,879
Level 2
Collateralized Loan Obligations	164,948,467	—	—	—	—	—
Non-Agency Residential Collateralized Mortgage Obligations	150,421,676	—	—	—	—	—
Short Term Investments	137,575,582	—	—	144,694,914	1,687,374	—
Non-Agency Commercial Mortgage Backed Obligations	80,655,402	—	—	—	—	—
Bank Loans	79,224,330	—	—	—	—	—
US Government and Agency Mortgage Backed Obligations	75,840,061	—	45,942,139	—	—	—
Foreign Corporate Bonds	44,378,175	133,787,008	—	—	—	36,266,330
Asset Backed Obligations	36,252,779	—	—	—	—	133,933,085
US Corporate Bonds	34,302,178	—	—	—	—	164,552,070
US Government and Agency Obligations	9,802,344	—	10,963,629	—	55,206,433	2,804,101
Foreign Government Bonds, Foreign Agencies and Foreign Government Sponsored Corporations	9,607,664	28,608,701	—	—	85,843,380	6,609,446
Escrow Notes	1,502	—	—	—	—	—
Total Level 2	823,010,160	162,395,709	56,905,768	144,694,914	142,737,187	344,165,032
Level 3
Non-Agency Residential Collateralized Mortgage Obligations	6,886,565	—	—	—	—	—
Collateralized Loan Obligations	4,550,525	—	—	—	—	—
Asset Backed Obligations	4,098,145	—	—	—	—	—
Non-Agency Commercial Mortgage Backed Obligations	2,113,379	—	—	—	—	—

Category	DoubleLine Flexible Income Fund	DoubleLine Low Duration Emerging Markets Fixed Income Fund	DoubleLine Long Duration Total Return Bond Fund	DoubleLine Strategic Commodity Fund (Consolidated)	DoubleLine Global Bond Fund	DoubleLine Infrastructure Income Fund
Common Stocks	$188,616	$—	$—	$—	$—	$—
Bank Loans	106,058	—	—	—	—	—
Foreign Corporate Bonds	77,112	76,017	—	—	—	1,998,179
Total Level 3	18,020,400	76,017	—	—	—	1,998,179
Total	$879,122,320	$162,472,055	$57,891,301	$148,236,276	$145,668,025	$358,381,090
Other Financial Instruments
Level 1
Futures Contracts	$—	$—	$963,102	$—	$—	$—
Total Level 1	—	—	963,102	—	—	—
Level 2
Excess Return Swaps	—	—	—	(4,552,381)	—	—
Unfunded Loan Commitments	100	—	—	—	—	—
Total Level 2	100	—	—	(4,552,381)	—	—
Level 3	—	—	—	—	—	—
Total	$100	$—	$963,102	$(4,552,381)	$—	$—

Category	DoubleLine Shiller Enhanced International CAPE®	Doubleline Emerging Markets Local Currency Bond Fund	Doubleline Income Fund	DoubleLine Multi-Asset Trend Fund (Consolidated)
Investments in Securities
Level 1
Affiliated Mutual Funds	$2,344,868	$—	$—	$9,887,338
Short Term Investments	1,418,436	257,083	9,018,671	343,149
Total Level 1	3,763,304	257,083	9,018,671	10,230,487
Level 2
US Government and Agency Obligations	11,864,823	—	1,762,344	851,517
Collateralized Loan Obligations	8,718,300	—	10,864,798	—
Non-Agency Residential Collateralized Mortgage Obligations	6,116,518	—	12,008,555	—
Non-Agency Commercial Mortgage Backed Obligations	5,534,474	—	7,450,659	—
US Corporate Bonds	3,182,611	—	—	—
Foreign Corporate Bonds	2,508,511	2,793,463	—	—
Asset Backed Obligations	1,528,261	—	1,754,990	—
US Government and Agency Mortgage Backed Obligations	1,456,824	—	3,375,621	—
Short Term Investments	745,442	—	—	1,393,799
Foreign Government Bonds, Foreign Agencies and Foreign Government Sponsored Corporations	352,157	9,805,861	—	—
Total Level 2	42,007,921	12,599,324	37,216,967	2,245,316

Category	DoubleLine Shiller Enhanced International CAPE®	Doubleline Emerging Markets Local Currency Bond Fund	Doubleline Income Fund	DoubleLine Multi-Asset Trend Fund (Consolidated)
Level 3
Asset Backed Obligations	$—	$—	$1,369,835	$—
Total Level 3	—	—	1,369,835	—
Total	$45,771,225	$12,856,407	$47,605,473	$12,475,803
Other Financial Instruments
Level 1	$—	$—	$—	$—
Level 2
Excess Return Swaps	1,789,804	—	—	(518,728)
Forward Currency Exchange Contracts	1,061,551	—	—	—
Total Level 2	2,851,355	—	—	(518,728)
Level 3	—	—	—	—
Total	$2,851,355	$—	$—	$(518,728)

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

DoubleLine Flexible Income Fund	Fair Value as of March 31, 2023	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)(c)	Net Accretion (Amortization)	Purchases(a)	Sales(b)	Transfers Into Level 3(d)	Transfers Out of Level 3(d)	Fair Value as of December 31, 2023	Net Change in Unrealized Appreciation (Depreciation) on securities held at December 31, 2023(c)
Investments in Securities
Non-Agency Residential Collateralized Mortgage Obligations	$7,119,685	$19,905	$(62,566)	$50,361	$—	$(240,820)	$—	$—	$6,886,565	$(61,405)
Collateralized Loan Obligations	1,520,905	—	142,401	541	17,577	—	2,869,101	—	4,550,525	155,719
Asset Backed Obligations	8,405,530	(883,975)	(3,303,157)	—	503,992	(624,245)	—	—	4,098,145	(3,546,951)
Non-Agency Commercial Mortgage Backed Obligations	983,389	2,068	66,025	5,618	—	(90,852)	1,147,131	—	2,113,379	46,204
Common Stocks	290,300	(32,896)	79,678	—	36,045	(184,511)	—	—	188,616	(15,115)
Bank Loans	107,055	291	(3,898)	3,606	—	(996)	—	—	106,058	(3,585)
Foreign Corporate Bonds	—	—	—	—	77,112	—	—	—	77,112	—
Rights	6,138	6,966	(6,138)	—	—	(6,966)	—	—	—	—

Total	$18,433,002	$(887,641)	$(3,087,655)	$60,126	$634,726	$(1,148,390)	$4,093,344	$—	$18,020,400	$(3,425,133)

DoubleLine Income Fund	Fair Value as of March 31, 2023	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)(c)	Net Accretion (Amortization)	Purchases(a)	Sales(b)	Transfers Into Level 3(d)	Transfers Out of Level 3(d)	Fair Value as of December 31, 2023	Net Change in Unrealized Appreciation (Depreciation) on securities held at December 31, 2023(c)
Investments in Securities
Asset Backed Obligations	$4,079,163	$(2,167,955)	$1,822,437	$(251)	$156,580	$(2,520,139)	$—	$—	$1,369,835	$(497,680)

(a)	Purchases include all purchases of securities, payups and corporate actions.
(b)	Sales include all sales of securities, maturities, and paydowns.
(c)

Any difference between Net Change in Unrealized Appreciation (Depreciation) and Net Change in Unrealized Appreciation (Depreciation) on securities held at December 31, 2023 may be due to a security that was not held or categorized as Level 3 at either period end.

(d)

Transfers into or out of Level 3 can be attributed to changes in the availability of pricing sources and/or in the observability of significant inputs used to measure the fair value of those instruments.

The following is a summary of quantitative information about Level 3 Fair Value Measurements:

DoubleLine Flexible Income Fund	Fair Value as of December 31, 2023	Valuation Techniques	Unobservable Input	Unobservable Input Values (Weighted Average)(e)	Impact to valuation from an increase to input
Non-Agency Residential Collateralized Mortgage Obligations	$6,886,565	Market Comparables	Market Quotes	$91.74 ($91.74)	Significant changes in the market quotes would have resulted in direct and proportional changes in the fair value of the security
Collateralized Loan Obligations	$4,550,525	Market Comparables	Market Quotes	$22.92 - $90.18 ($84.54)	Significant changes in the market quotes would have resulted in direct and proportional changes in the fair value of the security
Asset Backed Obligations	$4,098,145	Market Comparables	Market Quotes	$9.32 - $86.29 ($58.55)	Significant changes in the market quotes would have resulted in direct and proportional changes in the fair value of the security
Non-Agency Commercial Mortgage Backed Obligations	$2,113,379	Market Comparables	Market Quotes	$10.52 - $80.07 ($55.75)	Significant changes in the market quotes would have resulted in direct and proportional changes in the fair value of the security
Common Stocks	$188,616	Market Comparables	Market Quotes	$0.65 - $28.75 ($18.91)	Significant changes in the market quotes would have resulted in direct and proportional changes in the fair value of the security
Bank Loans	$106,058	Market Comparables	Market Quotes	$100.00 ($100.00)	Significant changes in the market quotes would have resulted in direct and proportional changes in the fair value of the security
Foreign Corporate Bonds	$77,112	Market Comparables	Market Quotes	$0.00 - $91.64 ($74.26)	Significant changes in the market quotes would have resulted in direct and proportional changes in the fair value of the security

DoubleLine Income Fund	Fair Value as of December 31, 2023	Valuation Techniques	Unobservable Input	Unobservable Input Values (Weighted Average)(e)	Impact to valuation from an increase to input
Asset Backed Obligations	$1,369,835	Market Comparables	Market Quotes	$13.75 - $4,800.90 ($1,636.13)	Significant changes in the market quotes would have resulted in direct and proportional changes in the fair value of the security

(e)	Unobservable inputs were weighted by the relative fair value of the instruments.